Investment Strategy - John Hancock Bond Fund	May 31, 2026
John Hancock Bond Fund Classes A C I R2 R4 and R6 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. Most of these securities are investment-grade, although the fund may invest up to 25% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings) and Ca by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. The fund contemplates that at least 75% of its net assets will be in investment-grade debt securities and cash and cash equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar denominated Canadian securities). The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund intends to keep its interest-rate exposure generally in line with its peers. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; interest-rate, foreign currency, and credit default swaps; and foreign currency forward contracts. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.
John Hancock Bond Fund Class NAV [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. Most of these securities are investment-grade, although the fund may invest up to 25% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings) and Ca by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. The fund contemplates that at least 75% of its net assets will be in investment-grade debt securities and cash and cash equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar denominated Canadian securities). The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund intends to keep its interest-rate exposure generally in line with its peers. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; interest-rate, foreign currency, and credit default swaps; and foreign currency forward contracts. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.